Angel Oak Mortgage Trust 2023-5 ABS-15G

Exhibit 99.40

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2021080013			A	A	A	A	A	A	A	A							A	A										XXX factors	XXX: XXX factors	XXX	XXX	XXX	XXX	NA
2021080355	C	A	A	A	C	A	A	A	Closed	XXX	XXX	XXX	Resolved	XXX - Information	C	A	XXX	XXX	XXX: XXX paid to is not identified	Resolved-Revised XXX with updated XXX name for XXX Fee in Section C received. -XXX Vendor-XXX

Ready for Review-Document Uploaded. xxx issued to correct this - XXX-XXX
Open-*****XXX to provider documentation of who the XXX fee in section C is paid to. - XXX-XXX	Ready for Review-Document Uploaded. post closing cd issued to correct this - XXX-XXX	Resolved-Revised XXX with updated XXX name for XXX Fee in Section C received. -XXX-XXX	Original XXX is Below the Guideline Maximum By XXX or More - Original XXX XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Qualifying XXX is Greater Than The Guideline Minimum By XXX or More Points - Qualifying XXX Of XXX  is Greater Than The Guideline Minimum Of XXX By XXX or More Points
XXX Months Housing History Reviewed With No Late Payments - XXX Months Housing History Reviewed With No Late Payments

Calculated XXX Is Less Than The Guideline Maximum ByXXX Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By FICO(XXX%) Or More

																									Low Credit Usage Ratio Of XXX Or Less - Low Credit Usage Ratio Of XXX Or Less - Credit Line Usage Ratio equals XXX		XXX (10).pdf	XXX factors	XXX: XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021090132			A	A	A	A	A	A	A	A							A	A										XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX
2021080228	D	B	A	A	C	B	D	A	Closed	finding-XXX	XXX	XXX	Cured	XXX - Non-Material	C	B	XXX	XXX	XXX That In Total Cannot Increase More Than XXX% Test	Cured-This loan failed the charges that in total cannot increase more thanXXX test. (xxx §XXX(e)(3)(ii))The loan contains xxx that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a xxx or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(1)(vi). - XXX Vendor-XXX

Cured-This loan failed the charges that in total cannot increase more than XXX test.  (XXX §XXX(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the xxx according to §XXX(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more thanXXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(1)(vi). cured, Received XXX, XXX, Copy of check, and proof of delivery -XXX Vendor-XXX

Ready for Review-Document Uploaded. xxx AND COPY OF XXX REFUND CHECK TO XXX- Seller-XXX

Open-This loan failed the charges that in total cannot increase more than XXX test. (XXX CFR §XXX(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(1)(vi). *******************************************************************************************CE Fail for XXX tolerance. Lender Credit is only for $XXX but the fee changed by $XXX. - XXX Vendor-XXX	Ready for Review-Document Uploaded. POST CLOSING XXX AND COPY OF XXX REFUND CHECK TO XXX - XXX-XXX	Cured-This loan failed the charges that in total cannot increase more than XXX test. (XXX CFR §XXX(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the XXX tolerance according to §XXX(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the comparable charges ($XXX) by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is inXXX if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(1)(i) by more than XXX;(B) The charge for the third-party service is not paid to the XXX or an affiliate of the XXX; and(C) The XXX permits the consumer to shop for the third-party service, consistent with §XXX(e)(1)(vi). -XXX-XXX

 Cured-This loan failed the charges that in total cannot increase more than XXX test.  (XXX CFR §XXX(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the XXX tolerance according to §XXX(e)(3)(ii). The final charges that in total cannot increase more than XXX ($XXX) exceed the XXX charges ($XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided XXX.An estimate of a charge for a third-party service or a recording fee is in XXX if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(1)(i) by more than XXX;(B) The charge for the third-party service is not paid to the XXX or an affiliate of the XXX; and(C) The XXX permits the consumer to shop for the third-party service, consistent with §XXX(e)(1)(vi). cured, Received XXX, XXX, Copy of XXX, and proof of delivery - XXX-XXX
XXX Has Stable Time In Profession By XXX Years Or More - XXX XXX Has Stable Time In Profession ByXXX Or More - XXX Years

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX Or More Months

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Low XXX Usage Ratio OfXXX Or Less - Low XXX Usage Ratio OfXXX Or Less - XXX Line Usage Ratio equals XXX
																									Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More		XXX1.pdf	XXX factors	XXX: XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021080228	D	B	A	A	C	B	D	A	Closed	finding-XXX	XXX	XXX	Cured	XXX - Non-Material	C	B	XXX	XXX	XXX X Test	Cured-cured, Received XXX, XXX, Copy of check, and proof of delivery - XXX Vendor-XXX

Open-This loan failed the reimbursement amount validation test.The loan failed one or more XXX tests and did not provide a XXX amount. This information is necessary in order to correctly perform XXX calculations. Recording fee increased from $XXX to $XXX.  XXX applied a XXX Cure of $XXX.  Total Cure should have been $XXX - XXX-XXX

Open-This loan failed the XXX amount validation test.The loan failed one or more XXX tests and did not provide a XXX amount. This information is necessary in order to correctly perform XXX calculations. - XXX XXX-XXX	XXX, Received XXX, XXX, Copy of XXX, and proof of XXX, - XXX -XXX	Borrower XXX Has Stable Time In Profession By XXX Or More - Borrower XXX Has Stable Time In Profession By XXX Or More - XXX

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX Or More Months

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By   (XXX%) or More

Low XXX Usage Ratio OfXXX Or Less - Low XXX Usage Ratio Of XXX Or Less - XXX Line Usage Ratio equals XXX
																									Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More			XXX factors	XXX: XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021080228	D	B	A	A	C	B	D	A	Closed	XXX	XXX	XXX	Resolved	XXX - Information	D	A	XXX	Missing Doc - XXX	XXX is Required and Missing	Resolved-Received desk review showing value of $XXX and variance of XXX. - XXX Vendor-XXX

Counter-XXX received is not for the subject property/borrower. Please provide XXX for subject property XXX,XXX XXor-XX

Ready for Review-Document Uploaded. Full Appraisal & XXX Review - Seller-XXX
Counter-XXX received is not for the subject property/XXX.  Please provide XXX for subject property. -XXX-XXX

Ready for Review-Document Uploaded. XXX PROVIDED AGAIN - Seller-XXX

Counter-Received XXX, Copy of Check and XXX but does not resolve the XXXrd XXX missing finding.  Please provide XXX rd party review/XXX (desk review) or XXXnd full appraisal. -XXX XXXr-XXX

Ready for Review-Document Uploaded. POST CLOSING XXX AND COPY OF XXX REFUND CHECK - Seller-XXX
Open- - XXX XXX-XXX	Ready for Review-Document Uploaded. Full Appraisal &XXX Review - XXX-XXX
 Ready for Review-Document Uploaded. XXX PROVIDED AGAIN - Seller-XXX
 Ready for Review-Document Uploaded. POST CLOSING XXX AND COPY OF XXX XXX - XXX-XXX
Resolved-Received desk review showing value of $XXX and variance of XXX - XXX-XXX	XXX XXX Has Stable Time In Profession By XXX Years Or More - Borrower XXX Has Stable Time In Profession By XXX Years Or More - XXX Years

Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Low XXX Usage Ratio OfXXX Or Less - Low XXX Usage Ratio Of XXX-XXX Or Less - XXX Line Usage Ratio equal XXX
																									Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More		XXX1.pdf XXX (6).pdf XXX .pdf	XXX factors	XXX::XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021080228	D	B	A	A	C	B	D	A	Closed	finding-XXX	XXX	XXX	Cured	XXX - Information	C	A	XXX	XXX	XXX or XXX Test	Cured-cured, Received XXX, XXX, Copy of check, and proof of delivery - XXX XXX-XXX

Ready for Review-Document Uploaded. post closing XXX and XXX refund - Seller-XXX

Open-This loan failed the closing or XXX date validation test.The loan failed one or more XXX tests and did not provide either a XXX date or a XXX date (or closing / XXX date, if XXX date is not available). This information is necessary in order to correctly perform XXX calculations. Recording fee increased from $XXX to $XXX. XXX applied aXXX of $XXX.  Total Cure should have been $XXX - XXX XXX-XXX

Open-This loan failed the closing or XXX date XXX test.The loan failed one or more XXX tests and did not provide either a XXX or a XXX (or XXX / XXX date, if XXX date is not available). This information is necessary in order to correctly perform XXX calculations. - XXX XXX-XXX	Ready for Review-Document Uploaded. post closing XXX and XXX refund - Seller-XXX	XXX, Received XXX, XXX, Copy of XXX, and proof of XXX - XXX-XXX	Borrower 1 Has Stable Time In Profession By XXX Or More - Borrower XXX Has Stable Time In Profession By XXX Or More - XXX Years

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX Or More Months

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% ByXXX or More

Low XXX Usage Ratio Of XXX Or Less - Low XXX Usage Ratio Of XXX Or Less - XXX Line Usage Ratio equalsXXX

																									Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More		XXX1.pdf	XXX factors	XXX: XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021070178			A	A	A	A	A	A	A	A							A	A										XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	XXX
2021120156			C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	XXX - Information	C	A	XXX	XXX	XXX	Resolved- XXX XXX-XXX XXX -XXX Vendor-XXX		Resolved- XXX-XXX				XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2021120084			A	A	A	A	A	A	A	A							A	A										XXX XXX factors	XXX:XXX factors	XXX	CA	XXX	XXX	NA
2021120328	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	XXX - Information	D	A	XXX	Missing Doc - XXX	XXX Missing	Resolved-XXX provided at resubmission. - XXX XXX-XXX Ready for Review-Document Uploaded. - XXX-XXX Open-Missing XXX - XXX XXX-XXX	Ready for Review-Document Uploaded. - XXX-XXX	Resolved-XXX provided at resubmission. - XXX-XXX	Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX Or More Months

Qualifying XXX is Greater Than The Guideline Minimum By XXX or More Points - Qualifying XXX Of XXX is Greater Than The Guideline Minimum Of XXX By XXX or More Points

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

																									Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More		XXX(18).pdf	XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2021120014			A	A	A	A	A	A	A	A							A	A										XXX:XXX factors	XXX:XXX factors	XXX	XXX	XXX	XXX	XXX
2022010128			A	A	A	A	A	A	A	A							A	A										XXX:XXX factors	XXX:XXX factors	XXX	XXX	XXX	XXX	XXX
2022020082			A	A	A	A	A	A	A	A							A	A										XXX:XXX factors	XXX:XXX factors	XXX	XXX	XXX	XXX	XXX
2021090048	D	B	D	A	C	B	A	A	Closed	finding-XXX	XXX	XXX	Resolved	XXX - Information	C	A	XXX	XXX	XXX or XXX Test	Resolved- Received XXX, XXX, Copy of Check, and XXX in lieu of proof of delivery. -XXX XXX-XXX

Ready for Review-Document Uploaded.  - XXX-XXX
Ready for Review-In the past we have not provided proof of delivery we upload XXX letter to XXX and XXX verification we sent check  - XXX-XXX
Counter-Received XXX, XXX and copy of XXX.  Missing the proof of delivery of theXXX, please provide. - XXX XXX-XXX

Ready for Review-Document Uploaded. XXX and proof of XXX delivery - XXX-XXX

Counter-***Received XXX and XXX issued XXX. It appears the XXX and XXX are missing. Please provide a copy of the XXX and XXX. - XXX Vendor-XXX

Ready for Review-Document Uploaded.  - XXX-XXX
Open-This loan failed the closing or XXX validation test.The loan failed one or more XXX tests and did not provide either a XXX date or a XXX (or XXX/ XXX, if XXX is not available). This information is necessary in order to correctly perform XXX calculations. - XXX Vendor-XXX	Ready for Review-Document Uploaded. - XXX-XXX

 Ready for Review-In the past we have not provided proof of delivery we upload XXX to borrower and XXX we sent check  - XXX-XXX

 Ready for Review-Document Uploaded. XXX and proof of XXX delivery - XXX-XXX

 Ready for Review-Document Uploaded.  - XXX-XXX
Resolved- Received XXX, XXX, Copy of XXX and XXXr in lieu of proof ofXXX. - XXX-XXX	Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

																									Calculated XXX Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More		XXX.pdf XXX XXX XXX.pdf XXX.pdf XXX XXX.pdf	XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021090048	D	B	D	A	C	B	A	A	Closed	finding-XXX	XXX	XXX	Cured	XXX - Non-Material	C	B	XXX	XXX	XXX That Cannot Increase Test	Cured- Received XXX, XXX, Copy of Check, andxxx of proof of delivery. -XXX XXX-XXX

Ready for Review-Document Uploaded. XXX form for XXX XXX per your management. - XXX-XXX
Unable to Resolve-Unable to Resolve-We XXX the check without signature required.
 - XXX-XXX
Counter-Received XXX, XXX, and copy of XXX.  Missing the proof of delivery of the XXX, please provide. -XXX XXX-XXX

Ready for Review-Document Uploaded.  - XXX-XXX

Counter-***Received XXX and XXX issued XXX. It appears the XXX and XXX are missing. Please provide a copy of the XXX and proof of XXX. -XXX XXX-XXX

Ready for Review-Document Uploaded.  - XXX-XXX

Open-This loan failed the charges that cannot increase test.  (XXX CFR §XXX(e)(3)(i))The loan contains XXX that exceed the XXX according to §XXX(e)(3)(i).One or more of the XXX charges exceed the XXX amount. Your total XXX violation is $XXX.Please see the XXX  Table that displays the Charges That Cannot Increase for a comparison of the data between the provided XXX.An estimated XXX disclosed pursuant to §XXX(e) is in XXX if the charge paid by or imposed on the XXX does not exceed the amount originally disclosed under §XXX(e)(1)(i). It appears that XXX did not provide a XXX or XXX to address the increase in fees - XXX XXX-XXX

Open-This loan failed the charges that cannot XXX test. (XXX CFR §XXX(e)(3)(i))The loan contains XXX that exceed the XXX according to §XXX(e)(3)(i).One or more of the XXX exceed the XXX. Your total XXX violation is $XXX.Please see the XXX Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided XXX.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(1)(i). - XXX XXX-XXX	Ready for Review-Document Uploaded. XXX form for XXX per your management. - XXX-XXX

 Unable to Resolve-Unable to Resolve-We mailed the check without signature required.
 - XXX-XXX

 Ready for Review-Document Uploaded.  - XXX-XXX
 Ready for Review-Document Uploaded.  - XXX-XXX
Cured- Received XXX, XXX Copy of XXX, and XXX in lieu of proof of XXX. - XXX-XXX	Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

																									Calculated XXX Is Less Than The Guideline Maximum By XXX Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More		XXX.pdf XXX XXX XXX.pdf XXX.pdf XXX XXX.pdf	XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021090048	D	B	D	A	C	B	A	A	Closed	finding-XXX	XXX	XXX	Resolved	XXX - Information	A	A	XXX	XXX	Post-XXX Cure XXX and Revised XXX Test	Resolved-This loan failed the post-XXX cure XXX and revised XXX delivery date test. ( XXX CFR §XXX(f)(2)(v) )The post- XXX reason for XXX is "post-XXX cure for violation of XXX/variation" or:The post-XXX revised xxx date is more than XXX calendar days after the XXX date, or closing / XXX date if no XXX date was provided; orThe provided XXX date is more than XXX calendar days after the XXX date, or closing / XXX date if no XXX date was provided.Refunds related to the XXX analysis. If amounts paid by the XXX exceed the amounts specified under §XXX(e)(3)(i) or (ii), the XXX complies with §XXX(e)(1)(i) if the XXX refunds the excess to the XXX no later than XXX days after XXX and the XXX complies with §XXX(f)(1)(i) if the XXX delivers or places in the XXX corrected XXX that reflect such XXX than XXX days after XXX. XXX and Cure provided within XXX days of discovery. - XXX XXX-XXX	Resolved-This loan failed the post-XXX cure XXX and revisedxxx date test. ( XXX CFR §XXX(f)(2)(v) )The post-XXX reason for redisclosure is "post-XXX cure for violation of XXX/variation" or:The post-XXX revised xxx delivery date is more than XXX calendar days after the XXX date, or closing / XXX date if no XXX date was provided; orThe provided XXX date is more than XXX calendar days after the XXX date, or closing / XXX date if no XXX date was provided.Refunds related to the XXX. If amounts paid by the consumer exceed the amounts specified under §XXX(e)(3)(i) or (ii), the XXX complies with §XXX(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the XXX complies with §XXX(f)(1)(i) if the XXX delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation. XXX and Cure provided within XXX days of discovery. - XXX-XXX
Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

																									Calculated XXX Is Less Than The Guideline Maximum By XXX(XXX%) Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More			XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021090048	D	B	D	A	C	B	A	A	Closed	finding-XXX	XXX	XXX	Cured	XXX - Non-Material	C	B	XXX	XXX	XXX Test	Cured- ReceivedXXX, XXX, Copy of Check, and XXX in lieu of proof of delivery. - XXX XXX-XXX
Ready for Review-Document Uploaded. XXX form for refund XXX per your management - XXX-XXX

Ready for Review-We provided letter to XXX XXX to XXX and copy of XXX we have not in the past provided proof of service on any other loans
 - XXX-XXX

Counter-Received XXX, XXX, and copy of XXX.  Missing the proof of delivery of the XXX, please provide. - XXX XXX-XXX

Ready for Review-Document Uploaded. XXX attached also in last upload XXX verification borrower was notified of check beingXXX. -XXXr-XXX

Counter-***Received XXX and XXX issued XXX. It appears the XXX and proof of delivery are missing. Please provide a copy of the XXX and proof of delivery. - XXX XXX-XXX

Ready for Review-Document Uploaded.  - XXX-XXX
Open-This loan failed the XXX amount validation test.The loan failed one or more XXX tests and did not provide a XXX amount. This information is necessary in order to correctly perform XXX calculations. - XXX XXX-XXX	Ready for Review-Document Uploaded. XXX form for refund XXX per your management - XXX-XXX

 Ready for Review-We provided letter to XXX XXX to XXX and copy of XXX we have not in the past provided proof of service on any other loans
 - XXX-XXX
 Ready for Review-Document Uploaded. XXX  attached also in last upload XXX  XXX was notified of check being XXX. - XXX-XXX

 Ready for Review-Document Uploaded.  - XXX-XXX
Cured- Received XXX XXX Copy of XXX, and XXX in lieu of proof of XXX. - XXX XXX-XXX	Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% By XXX or More

Months XXX Are Greater Than The Guideline Minimum By XXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

																									Calculated XXX Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More		XXX.pdf XXX XXX XXX.pdf XXX XXX.pdf	XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2021090048	D	B	D	A	C	B	A	A	Closed	XXX	XXX	XXX	Resolved	XXX - Information	D	A	XXX	Missing Doc - XXX	XXXt not Provided	Resolved-XXX Party XXX Report provided at XXX. Items flagged included XXX which was confirmed with XXX and XXX cards in XXX along with XXX obtained on each XXX. Income validated per program guidelines and XXX confirmed officer is not a party to watchlist. No additional documentation needed. -XXX XXX-XXX

Ready for Review-Document Uploaded.  - XXX-XXX
Counter-Attachment is for a different property and XXX- please provide XXX,XXX report for the subject transaction. -XXXor-XXX

Ready for Review-Document Uploaded. XXXrd party drive report no XXX noted - Seller-XXX

Open-Missing XXX Party XXX Report Please provide XXX report.
-XXX XXX-XXX	Ready for Review-Document Uploaded. - XXX-XXX Ready for Review-Document Uploaded. XXX rd party XXX noted - XXX-XXX	Resolved-XXX Party XXX Report provided at resubmission. Items flagged included XXX which was confirmed with XXX and XXX cards in fie along with traces obtained on each XXX. xxx per program guidelines and lender confirmed officer is not a party to watchlist. No additional documentation needed. -XXX XXX-XXX

Original XXX Is Below The Guideline Maximum By XXX Or More - Original XXX Of XXX% Is Below The Guideline Maximum Of XXX% By XXX Or More

Original XXX is Below the Guideline Maximum By XXX or More - Original XXX Of XXX% Is Below the Guideline Maximum Of XXX% ByXXX or More

Months XXX Are Greater Than The Guideline Minimum ByXXX Or More Months - Months XXX Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

																									Calculated XXX Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated XXX Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More		XXX (2).pdf XXX (15).pdf	XXX factors	XXX factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2022020136			A	A	A	A	A	A	A	A							A	A										XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	XXX
2022020223			A	A	A	A	A	A	A	A							A	A										XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	NA
2022020145			A	A	A	A	A	A	A	A							A	A										XXX: Not Applicable	XXX: Not Applicable	XXX	XXX	XXX	XXX	XXX